      As filed with the Securities and Exchange Commission on December 15, 2006
                                     Securities Act Registration No. 333-138775



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.  1 [X]      Post-effective Amendment No.  __  [ ]
                        (Check appropriate box or boxes)

                                 AIM FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:               Copy to:

       PETER A. DAVIDSON, ESQUIRE             PAUL W. SCOTT, ESQUIRE
         A I M Advisors, Inc.           Ballard Spahr Andrews & Ingersoll, LLP
          11 Greenway Plaza                       1225 17th Street
             Suite 100                              Suite 2300
          Houston, TX 77046                      Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section (a), may determine.

         The title of the securities being registered are Class A, B and C shares of AIM Small Cap Equity Fund and Class A, B and C shares of AIM Select Equity Fund. No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

                       Contents of Registration Statement

Cover Page

Contents of Registration Statement

Combined Proxy Statement/Prospectus for the reorganization of AIM Opportunities I Fund (Class A, Class B, and Class C shares) into AIM Small Cap Equity Fund (Class A, Class B, and Class C shares) - incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on November 16, 2006 - SEC Accession No. 0000950129-06-009767.

Combined Proxy Statement/Prospectus for the reorganization of AIM Opportunities II Fund (Class A, Class B, and Class C shares) into AIM Select Equity Fund (Class A, Class B, and Class C shares) - incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on November 16, 2006 - SEC Accession No. 0000950129-06-009767.

Combined Proxy Statement/Prospectus for the reorganization of AIM Opportunities III Fund (Class A, Class B, and Class C shares) into AIM Select Equity Fund (Class A, Class B, and Class C shares) - incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on November 16, 2006 - SEC Accession No. 0000950129-06-009767.

Statement of Additional Information relating to the reorganization of AIM Opportunities I Fund - incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on November 16, 2006 - SEC Accession No. 0000950129-06-009767.

Statement of Additional Information relating to the reorganization of AIM Opportunities II Fund - incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on November 16, 2006 - SEC Accession No. 0000950129-06-009767.

Statement of Additional Information relating to the reorganization of AIM Opportunities III Fund - incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on November 16, 2006 - SEC Accession No. 0000950129-06-009767.

Part C - incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on November 16, 2006 - SEC Accession No. 0000950129-06-009767.

Signature Page

The sole purpose of this filing is to delay the effective date of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on November 16, 2006, in accordance with Rule 473(a) under the Securities Act of 1933.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston, State of Texas, on the 15th day of December, 2006.

                                    REGISTRANT:   AIM FUNDS GROUP

                                         By:  /s/ PHILIP A. TAYLOR
                                             ----------------------------------
                                                 Philip A. Taylor, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURES                                            TITLE                             DATE

              /s/Philip A. Taylor                               Trustee & President                 December 15, 2006
         -----------------------------------                (Principal Executive Officer)

              (Philip A. Taylor)
              /s/ Bob R. Baker*                                        Trustee                      December 15, 2006
         -----------------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                      December 15, 2006
         -----------------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                      December 15, 2006
         -----------------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                               Chair & Trustee                  December 15, 2006
         -----------------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                      December 15, 2006
         -----------------------------------
               (Albert R. Dowden)

              /s/ Jack M. Fields*                                      Trustee                      December 15, 2006
         -----------------------------------
                (Jack M. Fields)

              /s/ Carl Frischling*                                     Trustee                      December 15, 2006
         -----------------------------------
                (Carl Frischling)

              /s/ Robert H. Graham*                                    Trustee                      December 15, 2006
         -----------------------------------
               (Robert H. Graham)

              /s/ Prema Mathai-Davis*                                  Trustee                      December 15, 2006
         -----------------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                      December 15, 2006
         -----------------------------------
                (Lewis F. Pennock)

              /s/ Ruth H. Quigley*                                     Trustee                      December 15, 2006
         -----------------------------------
               (Ruth H. Quigley)



              /s/ Larry Soll*                                         Trustee                  December 15, 2006
         -----------------------------------
                  (Larry Soll)

              /s/ Raymond Stickel, Jr.*                               Trustee                  December 15, 2006
         -----------------------------------
            (Raymond Stickel, Jr.)

                                                             Vice President & Treasurer        December 15, 2006
              /s/ Sidney M. Dilgren                           (Principal Financial and
         -----------------------------------                      Accounting Officer)
              (Sidney M. Dilgren)

  *By        /s/ Philip A. Taylor                                                              December 15, 2006
         -----------------------------------
               Philip A. Taylor
               Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant's Registration Statement on Form N-14 on November 16, 2006.